Changes in material accounting policies and new accounting standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2025
Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors [Abstract]
Changes in material accounting policies and new accounting standards and interpretations not yet adopted
(4)	Changes in material accounting policies and new accounting standards and interpretations not yet adopted-
Changes in material accounting policies-
The Group did not have any changes to its accounting policies from those applied in the consolidated financial statements as of and for the year ended December 31, 2024.
Accounting standards issued but not yet effective -
A number of new accounting standards or amendments are effective for annual periods beginning after January 1, 2025, and earlier application is permitted; however, the Group has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.

A.	IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 will replace IAS 1
Presentation of Financial Statements
and applies for annual reporting periods beginning on or after January 1, 2027. The new accounting standard introduces the following key new requirements:

•
Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change.

•	Management-defined Performance Measures (“MPM”) are disclosed in a single note in the financial statements.

•	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.
The Group is still in the process of assessing the impact of the new accounting standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPM.
The Group is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as ‘other’.

B.	Other accounting standards
The following new and amended accounting standards are not expected to have a significant impact on the Group’s consolidated financial statements:

•	Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7).